Income Taxes - Income tax reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes
Canadian statutory income tax rate	26.50%	26.50%
Provision for income taxes at the Canadian statutory income tax rate	$ 1,706.7	$ 1,494.2
Non-taxable investment income and losses	(163.0)	(88.2)
Tax rate differential on income and losses outside Canada	(347.1)	(140.0)
Pillar Two global minimum taxes	41.8	93.7
Change in unrecorded tax benefit of losses and temporary differences	(26.9)	87.3
Change in tax rate for deferred income taxes	(1.2)	49.1
Recovery relating to prior years	(45.7)	(47.7)
Foreign exchange effect	27.7	(23.3)
Other including permanent differences	6.0	44.2
Provision for income taxes	$ 1,156.5	$ 1,375.6